Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Schedule of Operating Lease Liabilities [Abstract]
Schedule of Finance Lease Liabilities
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Current portion	$53,055	$108,597
Non-current portion	203,127	218,996
Finance lease liabilities	$256,182	$327,593

Schedule of Minimum Lease Payments Under Finance Lease Agreements	The minimum lease payments under finance lease agreements are as follows:
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Within 1 year	$60,407	$126,042
After 1 year but within 5 years	219,171	236,293
Less: Finance charges	(23,396)	(34,742)
Present value of finance lease liabilities, net	$256,182	$327,593

Schedule of Finance Lease Assets	Finance lease assets comprise primarily vehicles and office equipment as follow:
	As of June 30, 2024	As of December 31, 2023
	(Unaudited)
Cost	$673,722	$655,371
Less: Accumulated depreciation	(227,152)	(215,038)
Net book value	$446,570	$440,333